Financial liabilities at fair value through profit or loss - Summary of financial liabilities at fair value through profit or loss (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	₩ 1,868,977	₩ 1,146,110	₩ 1,369,225
Securities sold
Financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	1,449,634	724,104
Stocks
Financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	628,225	278,341
Bonds
Financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	477,626	438,689
Other
Financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	343,783	7,074
Gold/silver deposits
Financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	₩ 419,343	₩ 422,006